UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 5968

John Hancock Municipal Securities Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street
Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2015

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock

Tax-Free Bond Fund

Semiannual report 11/30/15

A message to shareholders

Dear shareholder,

Many bond indexes were down for the last six months, as investors grappled with mixed economic data and uncertainty over the timing of a looming change in policy from the U.S. Federal Reserve (Fed). Against this backdrop, longer-term interest rates were volatile, as were the more rate-sensitive segments of the bond market. High-yield bonds and emerging-market debt, meanwhile, struggled in the face of the precipitous drop in commodity prices, particularly energy prices. Some clarity was achieved on December 16, when the Fed announced its first interest-rate increase in more than nine years.

Market volatility is naturally unnerving, which is why we recommend that investors maintain a regular dialogue with their financial advisors. Your advisor can help put market events into context and determine whether your portfolio is sufficiently diversified and continues to match your long-term financial goals.

Introducing John Hancock Multifactor Exchange-Traded Funds (ETFs)

We believe investors benefit from a combination of active and passive strategies in their portfolios. That's why, for years, we've offered actively managed funds to our shareholders, alongside asset allocation portfolios that employ a mix of active and passive strategies. That same thinking is what led us to team up with Dimensional Fund Advisors LP—a company regarded as one of the pioneers in strategic beta investing*—for the launch of the passively managed John Hancock Multifactor ETFs. Each ETF seeks to track a custom index built upon decades of academic research into the factors that drive higher expected returns: smaller capitalizations, lower valuations, and higher profitability. For nearly 30 years, it's just the kind of time-tested approach we have looked for as a manager of managers. For more information, visit our website at jhinvestments.com/etf.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of November 30, 2015. They are subject to change at any time. All investments entail risks, including the possible loss of principal. There is no guarantee that the funds' investment strategies will be successful. Please see the funds' prospectuses for information about the specific risks involved. For more up-to-date information, you can visit our website at jhinvestments.com.

*	Strategic beta investing ETFs seek to improve upon cap-weighted strategies by tracking a custom index that combines active management insight with the discipline of a rules-based approach.

John Hancock
Tax-Free Bond Fund

Table of contents

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
24	Financial statements
27	Financial highlights
30	Notes to financial statements
36	Continuation of investment advisory and subadvisory agreements
41	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks as high a level of interest income exempt from federal income tax as is consistent with preservation of capital.

AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/15 (%)

The Barclays Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Municipal bonds posted positive returns

Municipal bonds advanced as a stable level of supply and increased investor demand in the municipal market provided a favorable backdrop for performance.

Fund advanced but trailed its benchmark

The fund delivered a positive return for the reporting period but underperformed its benchmark, the Barclays Municipal Bond Index.

Puerto Rico exposure detracted

The fund's modest average exposure to Puerto Rico municipal bonds contributed to the underperformance relative to its benchmark.

PORTFOLIO COMPOSITION AS OF 11/30/15 (%)

A note about risks

Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor, grantor, or counterparty is unable or unwilling to make principal, interest, or settlement payments. Investments in higher-yielding, lower-rated securities are subject to a higher risk of default. A portfolio concentrated in one sector or that holds a limited number of securities may fluctuate more than a fund that invests in a wider variety of sectors. Investing heavily in any one state or region increases exposure to losses in that state or region. Factors that may affect performance include economic or political changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in credit ratings. Mortgage- and asset-backed securities may be sensitive to changes in interest rates, and may be subject to early repayment and the market's perception of issuer creditworthiness. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value, if at all—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. Hedging, derivatives, and other strategic transactions could produce disproportionate gains or losses and may increase costs. Fund distributions generally depend on income from underlying investments and may vary or cease altogether in the future. Please see the fund's prospectus for additional risks.

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Discussion of fund performance

An interview with Portfolio Managers Dianne M. Sales, CFA, and Cynthia M. Brown, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Dianne M. Sales, CFA
Portfolio Manager
John Hancock Asset Management

Cynthia M. Brown
Portfolio Manager
John Hancock Asset Management

Can you provide an overview of the municipal bond market over the past six months?

Municipal bonds advanced for the six-month period as the fund's benchmark, the Barclays Municipal Bond Index, returned 2.37%. By comparison, the Barclays U.S. Aggregate Bond Index, a broad taxable bond market measure, declined by 0.12%.

The rally in the municipal bond market was driven primarily by favorable supply-and-demand trends. Municipal bond issuance picked up in early 2015 as many municipalities refinanced existing bonds ahead of an expected short-term interest-rate increase by the U.S. Federal Reserve (Fed). This refinancing activity continued through August, then slowed markedly over the last three months of the reporting period. As a result, municipal bond issuance for the six-month period was largely unchanged compared with the same period in 2014.

At the same time, investor demand for municipal bonds increased, particularly during the last two months of the period as municipal bond mutual funds experienced inflows in October and November—the first monthly inflows since March. The combination of stable supply and stronger investor demand provided a tailwind for municipal bond performance.

How did the economic environment affect the municipal bond market?

U.S. economic data was mixed during the six-month period but generally reflected a continuation of the moderate growth environment of the past few years. The economy was led by robust employment growth and strong vehicle sales, but it also faced some headwinds, including weaker growth outside of the United States and a stronger U.S. dollar, which reduced demand for American exports overseas.

At the beginning of 2015, the Fed indicated that it intended, at some point during the year, to begin to normalize short-term interest rates after seven years of near-zero rates. However, the mixed economic data and a lack of inflationary pressure—due largely to a continued decline in energy prices—led the Fed to hold its short-term interest-rate target steady throughout the reporting

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       4

period. But as economic data strengthened late in the period, the fixed-income markets began to price in a Fed rate hike for December. As a result, the municipal yield curve flattened, as yields on short-term municipal securities rose during the period, while intermediate- and long-term municipal bond yields fell.

How were municipal credit trends over the past six months?

Overall, municipal credit quality was stable during the reporting period. Although state tax revenues have not yet returned to pre-2008 levels, they continued to experience positive growth over the past six months. In addition, property tax assessment levels have been steadily rising, aiding tax revenues for local governments.

Despite the generally positive credit environment, there were several noteworthy credit issues. The Commonwealth of Puerto Rico continued to face economic and fiscal difficulties. In June, the governor stated that the Commonwealth would be unable to meet all of its debt obligations without restructuring at least some of the debt. As if to underscore the urgency of the situation, the government defaulted on an interest payment in August. While negotiations between Puerto Rico's government and some of its creditors are ongoing, Congress is considering some form of assistance for the Commonwealth. In addition, the Supreme Court will decide in mid-2016 whether Puerto Rico can reinstate legislation allowing some of its public agencies to restructure their debt.

Elsewhere, the states of Illinois and Pennsylvania were facing budget stalemates as lawmakers

QUALITY COMPOSITION AS OF 11/30/15 (%)

AAA	8.8
AA	35.8
A	34.8
BBB	11.2
BB	1.8
B	0.9
CCC & Below	0.2
Not rated	3.4
Short-term investments and other	3.1

As a percentage of net assets.

Ratings are from Moody's Investors Service, Inc. If not available, we have used Standard & Poor's Ratings Services. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. "Not Rated" securities are those with no ratings available from these agencies. All ratings are as of 11-30-15 and do not reflect subsequent downgrades or upgrades, if any.

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       5

wrangled over persistent deficits. In Illinois, the city of Chicago was also struggling with its own budget challenges, in part because the lack of a budget at the state level created uncertainties about state funding. As a result, both the state and city saw their credit ratings downgraded during the past six months.

Did any of these credit issues affect portfolio performance during the reporting period?

A small position in Puerto Rico bonds detracted from fund performance. The fund's holdings were primarily bonds issued by COFINA, Puerto Rico's sales tax financing corporation. Although the bonds are backed by sales tax revenues—and Puerto Rico's attorney general has opined that COFINA revenues are exempt from a potential claw back to pay general obligation (GO) bonds—the market has become increasingly concerned that GO bondholders may attempt to raid the COFINA revenue stream. In light of this, we continued to reduce the fund's Puerto Rico holdings during the period, from 2.1% to 0.5% of the portfolio; the remaining positions were not directly impacted by the default discussed previously.

The fund had a small position in Illinois GO bonds, but they were insured, which helped insulate them from the state's budget turmoil. We have been cautious and opportunistic with regard to bonds issued by the city of Chicago, which enjoyed a rally late in the reporting period after the city approved a property tax increase that would improve funding for its school district. We have been

SECTOR COMPOSITION AS OF 11/30/15 (%)

General obligation bonds	**6.5**
Revenue bonds	**90.4**
Transportation	20.0
Utilities	15.5
Other Revenue	14.9
Water & Sewer	7.7
Education	7.4
Airport	6.4
Health Care	6.2
Development	5.3
Tobacco	2.8
Pollution	2.0
Facilities	1.8
Housing	0.4
Short-term investments and other	**3.1**

As a percentage of net assets.

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       6

similarly opportunistic on holdings in New Jersey, where budget challenges continued to pressure state-issued bonds.

What other factors had an impact on fund performance compared with the benchmark?

The fund benefited from its yield curve and duration positioning. The fund's duration, a measure of interest-rate sensitivity, was longer than that of its benchmark index throughout the six-month period. This positioning aided relative results as municipal bond yields generally fell. The fund was also positioned to benefit from a flatter yield curve, which contributed to relative results.

Security selection was generally positive for performance during the reporting period. In particular, positions in revenue bonds related to transportation, industrial development, and pollution control added value for the six months.

As we move into 2016, what themes are developing in the municipal bond market?

The Fed will likely remain a key influence across the fixed-income landscape. Barring a dramatic pickup in economic growth or inflation, we anticipate the Fed taking a measured, deliberate approach to its interest-rate policy in the coming year.

Within the municipal bond market, we expect to see a modest increase in new municipal bond issuance in 2016. With budgets in most states on firmer footing, municipal governments are now in a better position to implement many infrastructure projects, from road construction to transportation system improvements to public utility upgrades.

From a credit perspective, the ability of state and local governments to fund pension and retirement benefits remains on the radar of the major credit rating agencies. Underfunded pension plans are already creating budget difficulties in several states—including New Jersey, Kentucky, Kansas, and Illinois—and we expect this issue to become more prominent now that state and local governments are required to disclose pension and retirement liabilities on their balance sheets. We believe pension funding will be a long-term issue that could take a decade or more to resolve.

MANAGED BY

Dianne M. Sales, CFA On the fund since 1995 Investing since 1984
Cynthia M. Brown On the fund since 2015 Investing since 1984

The views expressed in this report are exclusively those of Dianne M. Sales, CFA, and Cynthia M. Brown, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED NOVEMBER 30, 2015

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge			SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]	Tax- equivalent subsidized yield (%)[2]
	1-year	5-year	10-year	6-month	5-year	10-year	as of 11-30-15	as of 11-30-15	as of 11-30-15
Class A	-1.43	3.86	3.86	-2.32	20.84	46.11	1.68	1.58	2.97
Class B	-3.05	3.59	3.66	-3.61	19.28	43.28	1.01	0.90	1.78
Class C	0.89	3.96	3.51	0.39	21.40	41.17	1.01	0.91	1.78
Index†	3.10	4.79	4.73	2.37	26.36	58.77	—	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.0% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares sold within one year of purchase are subject to a 1% CDSC.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C
Gross (%)	0.93	1.68	1.68
Net (%)	0.83	1.58	1.58

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Barclays Municipal Bond Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Tax-Free Bond Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Barclays Municipal Bond Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class B3	11-30-05	14,328	14,328	15,877
Class C3	11-30-05	14,117	14,117	15,877

The values shown in the chart for Class A shares with maximum sales charge have been adjusted to reflect the reduction in the Class A shares' maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The Barclays Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
2	Tax-equivalent yield is based on the maximum federal income tax rate of 43.4%.
3	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on June 1, 2015, with the same investment held until November 30, 2015.

	Account value on 6-1-2015	Ending value on 11-30-2015	Expenses paid during period ended 11-30-2015[1]	Annualized expense ratio
Class A	$1,000.00	$1,017.60	$4.14	0.82%
Class B	1,000.00	1,013.80	7.90	1.57%
Class C	1,000.00	1,013.80	7.90	1.57%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2015, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on June 1, 2015, with the same investment held until November 30, 2015. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value on 6-1-2015	Ending value on 11-30-2015	Expenses paid during period ended 11-30-2015[1]	Annualized expense ratio
Class A	$1,000.00	$1,020.90	$4.14	0.82%
Class B	1,000.00	1,017.20	7.92	1.57%
Class C	1,000.00	1,017.20	7.92	1.57%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       11

Fund's investments

As of 11-30-15 (unaudited)
	Rate (%)		Maturity date	Par value	Value
Municipal bonds 96.9%					$560,881,178
(Cost $500,780,966)
Alabama 0.4%					2,341,520
Birmingham Special Care Facilities Financing Authority Children's Hospital	6.125		06-01-34	$2,000,000	2,341,520
Arizona 1.0%					5,631,690
Arizona Health Facilities Authority Banner Health, Series A	5.000		01-01-44	2,000,000	2,220,040
Industrial Development Authority of the City of Phoenix	5.375		02-01-41	1,000,000	1,001,890
Maricopa County Pollution Control Corp. El Paso Electric Company Project, Series B	7.250		04-01-40	1,000,000	1,171,860
Phoenix Civic Improvement Corp. Civic Plaza, Series B (D) (P)	5.500		07-01-28	1,000,000	1,237,900
California 13.7%					79,064,069
ABAG Finance Authority for Nonprofit Corps. Sharp HealthCare, Series A	5.000		08-01-43	2,000,000	2,237,260
California County Tobacco Securitization Agency Kern County Tobacco Funding Corp., Series 2014	5.000		06-01-40	1,000,000	1,070,730
California State Public Works Board Series B	5.000		10-01-39	1,000,000	1,144,170
City of Los Angeles Department of Airports Series C	5.000		05-15-38	1,000,000	1,145,010
City of San Francisco Public Utilities Commission Water Revenue Series A	5.000		11-01-45	1,500,000	1,708,875
Foothill-Eastern Transportation Corridor Agency Highway Revenue Tolls, Escrowed to Maturity, Series A	1.146 (Z	)	01-01-19	30,000,000	28,947,900
Foothill-Eastern Transportation Corridor Agency Highway Revenue Tolls, Series A	5.750		01-15-46	3,000,000	3,473,640
Golden State Tobacco Securitization Corp., Series A-1	4.500		06-01-27	2,035,000	1,999,326
M-S-R Energy Authority Natural Gas Revenue, Series B	7.000		11-01-34	2,500,000	3,538,550
San Bernardino County Medical Center Financing Project	5.500		08-01-22	2,500,000	2,863,000
San Bernardino County Medical Center Financing Project, Series B (D)	5.500		08-01-17	2,670,000	2,787,533
San Diego County Regional Transportation Commission Sales & Use Tax, Series A	5.000		04-01-44	3,000,000	3,422,880
San Diego Redevelopment Agency City Heights, Series A	5.750		09-01-23	25,000	25,047

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       12

	Rate (%)		Maturity date	Par value	Value
California (continued)
San Joaquin Hills Transportation Corridor Agency Highway Revenue Tolls, Escrowed to Maturity	0.551 (Z	)	01-01-17	$4,900,000	$4,870,306
San Joaquin Hills Transportation Corridor Agency Highway Revenue Tolls, Escrowed to Maturity	1.205 (Z	)	01-01-20	2,000,000	1,903,040
San Joaquin Hills Transportation Corridor Agency Series A	5.000		01-15-44	4,500,000	4,848,120
Santa Ana Financing Authority Police Administration & Holding Facility (D)	6.250		07-01-19	1,005,000	1,165,318
Santa Ana Financing Authority Prerefunded, Police Administration & Holding Facility (D)	6.250		07-01-19	995,000	1,168,160
State of California, GO	5.000		02-01-38	5,375,000	6,075,954
Stockton Public Financing Authority Delta Water Supply Project, Series A	6.250		10-01-40	1,000,000	1,218,380
University of California Series I	5.000		05-15-40	3,000,000	3,450,870
Colorado 2.7%					15,670,554
City of Colorado Springs Utilities System Revenue Prerefunded, Series C	5.250		11-15-42	2,825,000	3,149,679
Denver, Colorado City & County Airport Revenue Series A	5.250		11-15-36	5,250,000	5,868,345
Public Authority for Colorado Energy Natural Gas Revenue	6.250		11-15-28	3,500,000	4,407,970
Regional Transportation District Denver Transit Partners	6.000		01-15-41	2,000,000	2,244,560
Connecticut 0.5%					3,178,950
Connecticut State Health & Educational Facility Authority Yale University, Series Z3	5.050		07-01-42	3,000,000	3,178,950
District of Columbia 3.2%					18,492,664
District of Columbia Tobacco Settlement Financing Corp.	6.500		05-15-33	5,000,000	6,196,100
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series B (D)	4.091 (Z	)	10-01-33	6,565,000	3,177,591
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series B (D)	4.161 (Z	)	10-01-35	6,470,000	2,848,418
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series B (D)	4.200 (Z	)	10-01-36	7,250,000	3,037,750
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series C (0.000% steps up to 6.500% on 10-1-16) (D)	0.810 (Z	)	10-01-41	1,750,000	2,131,675
Metropolitan Washington DC Airports Authority Series A, AMT	5.000		10-01-44	1,000,000	1,101,130

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       13

	Rate (%)	Maturity date	Par value	Value
Florida 3.0%				$17,490,666
Alachua County Health Facilities Authority Shands Teaching Hospital & Clinics	5.000	12-01-44	$2,000,000	2,170,420
Bonnet Creek Resort Community Development District	7.250	05-01-18	360,000	360,194
Bonnet Creek Resort Community Development District	7.375	05-01-34	1,160,000	1,160,499
Hernando County, Criminal Justice Criminal Justice Complex Financing Program (D) (P)	7.650	07-01-16	500,000	520,120
Hillsborough County Aviation Authority Tampa International Airport Series A	5.000	10-01-44	1,250,000	1,378,400
JEA Electric System Revenue Series Three - D-2	5.000	10-01-38	7,000,000	7,825,440
Miami Beach Health Facilities Authority Mt. Sinai Medical Center	5.000	11-15-44	500,000	541,240
Miami Beach Redevelopment Agency City Center (C) (D)	5.000	02-01-44	2,500,000	2,744,625
Orlando Utilities Commission Electric, Power & Light Revenues, Escrowed to Maturity, Series D	6.750	10-01-17	735,000	789,728
Georgia 1.6%				9,008,646
Atlanta Tax Allocation Eastside Project, Series B	5.600	01-01-30	1,000,000	1,003,570
Georgia Municipal Electric Authority Electric, Power & Light Revenues, Escrowed to Maturity, Series Y (D)	6.500	01-01-17	40,000	40,218
Georgia Municipal Electric Authority Electric, Power & Light Revenues, Escrowed to Maturity, Series Z (D)	5.500	01-01-20	25,000	25,683
Georgia Municipal Electric Authority Electric, Power & Light Revenues, Series BB	5.700	01-01-19	680,000	722,092
Georgia Municipal Electric Authority Electric, Power & Light Revenues, Series C (D)	5.700	01-01-19	4,085,000	4,497,503
Georgia Municipal Electric Authority Electric, Power & Light Revenues, Series EE (D)	7.250	01-01-24	2,000,000	2,719,580
Guam 0.4%				2,278,500
Guam Government, Series A	5.750	12-01-34	1,000,000	1,108,970
Guam International Airport Authority Series C, AMT (D)	6.125	10-01-43	1,000,000	1,169,530
Illinois 2.6%				15,091,905
City of Chicago Wastewater Transmission Revenue Series C	5.000	01-01-39	1,000,000	1,076,310
City of Chicago, GO Series A	5.500	01-01-33	1,000,000	1,056,290
City of Chicago, O'Hare International Airport Revenue (D)	5.500	01-01-43	2,000,000	2,261,100
City of Chicago, Series 2007E, GO	5.500	01-01-42	1,000,000	1,047,260

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       14

	Rate (%)		Maturity date	Par value	Value
Illinois (continued)
City of Chicago, Series A	5.750		01-01-39	$3,200,000	$3,723,648
Illinois Finance Authority Rush University Medical Center, Series A	7.250		11-01-38	1,500,000	1,767,000
Lake County Community Consolidated School District No: 24, GO (D)	3.077 (Z	)	01-01-22	2,440,000	2,023,394
State of Illinois, GO (D)	5.500		07-01-38	1,000,000	1,113,880
Will County Community Unit School District No: 365, Prerefunded, GO (D)	1.945 (Z	)	11-01-21	1,130,000	1,023,023
Indiana 0.6%					3,436,470
Indiana Finance Authority Duke Energy, Series B	6.000		08-01-39	3,000,000	3,436,470
Kentucky 0.2%					1,088,110
Kentucky Economic Development Finance Authority Louisville Arena, Series A-1 (D)	6.000		12-01-33	1,000,000	1,088,110
Louisiana 1.1%					6,642,860
Louisiana Local Government Environmental Facilities Westlake Chemical Corp. Projects	6.750		11-01-32	2,500,000	2,704,225
Louisiana Local Government Environmental Facilities Westlake Chemical Corp. Projects., Series A-1	6.500		11-01-35	1,500,000	1,766,955
New Orleans Aviation Board Series B, AMT	5.000		01-01-45	2,000,000	2,171,680
Massachusetts 17.7%					102,657,860
Boston Housing Authority Capital Program Revenue (D)	5.000		04-01-28	2,000,000	2,163,720
Commonwealth of Massachusetts Public Improvements, GO (D)	5.500		11-01-17	1,000,000	1,089,730
Commonwealth of Massachusetts Series C, GO (D)	5.500		12-01-24	8,000,000	10,309,680
Commonwealth of Massachusetts Series E, GO (D)	5.000		11-01-25	1,000,000	1,256,060
Massachusetts Bay Transportation Authority Sales Tax Revenue, Series A	5.250		07-01-35	1,310,000	1,721,144
Massachusetts Bay Transportation Authority Sales Tax Revenue, Series A-2	4.279 (Z	)	07-01-26	11,095,000	7,075,060
Massachusetts Bay Transportation Authority Transit Revenue, Series B	5.250		07-01-33	2,500,000	3,264,275
Massachusetts Development Finance Agency Brandeis University, Series 0-1	5.000		10-01-40	1,000,000	1,118,370
Massachusetts Development Finance Agency Carleton Willard Village	5.625		12-01-30	850,000	951,958
Massachusetts Development Finance Agency Covanta Energy Project, Series C AMT (S)	5.250		11-01-42	1,000,000	1,002,850
Massachusetts Development Finance Agency Dominion Energy Brayton Point AMT (P)	5.000		02-01-36	2,000,000	2,060,180

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       15

	Rate (%)		Maturity date	Par value	Value
Massachusetts (continued)
Massachusetts Development Finance Agency Draper Laboratory	5.875		09-01-30	$2,000,000	$2,266,780
Massachusetts Development Finance Agency Emerson College, Series A	5.000		01-01-40	2,000,000	2,102,340
Massachusetts Development Finance Agency Green Bonds-Boston Medical Center, Series D	5.000		07-01-44	2,500,000	2,697,350
Massachusetts Development Finance Agency Harvard University, Series B	5.000		10-15-40	3,690,000	4,229,404
Massachusetts Development Finance Agency Massachusetts College of Pharmacy, Series E (D)	5.000		07-01-37	1,000,000	1,069,350
Massachusetts Development Finance Agency New England Conservatory of Music	5.250		07-01-38	2,000,000	2,218,080
Massachusetts Development Finance Agency North Hill Communities, Inc., Series A (S)	6.500		11-15-43	1,000,000	1,081,780
Massachusetts Development Finance Agency Northeastern University, Series A	5.000		03-01-39	1,000,000	1,121,120
Massachusetts Development Finance Agency Olin College, Series E	5.000		11-01-38	1,000,000	1,128,000
Massachusetts Development Finance Agency Orchard Cove	5.250		10-01-26	1,000,000	1,010,800
Massachusetts Health & Educational Facilities Authority Harvard Pilgrim Health Care, Series A (D)	5.000		07-01-18	765,000	768,106
Massachusetts Health & Educational Facilities Authority Partners HealthCare System	5.000		07-01-22	1,000,000	1,119,720
Massachusetts Health & Educational Facilities Authority Partners HealthCare, Series J1	5.000		07-01-34	1,000,000	1,116,370
Massachusetts Health & Educational Facilities Authority Springfield College	5.625		10-15-40	2,000,000	2,140,700
Massachusetts Health & Educational Facilities Authority Suffolk University, Series A	5.750		07-01-39	1,000,000	1,113,900
Massachusetts Health & Educational Facilities Authority Suffolk University, Series A	6.250		07-01-30	1,000,000	1,147,850
Massachusetts Health & Educational Facilities Authority Tufts University	5.375		08-15-38	350,000	391,584
Massachusetts Health & Educational Facilities Authority Woods Hole Oceanographic, Series B	5.375		06-01-30	1,000,000	1,090,350
Massachusetts Port Authority Boston Fuel Project AMT (D)	5.000		07-01-32	1,770,000	1,849,933
Massachusetts Port Authority Conrac Project, Series A	5.125		07-01-41	1,500,000	1,640,970
Massachusetts Port Authority Series B	5.000		07-01-32	2,000,000	2,322,800
Massachusetts State College Building Authority College & University Revenue, Series A (D)	5.500		05-01-49	1,000,000	1,114,770
Massachusetts State College Building Authority College & University Revenue, Series B (D)	1.508 (Z	)	05-01-19	1,000,000	949,430

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       16

	Rate (%)		Maturity date	Par value	Value
Massachusetts (continued)
Massachusetts State Department of Transportation Highway Revenue Tolls, Series B	5.000		01-01-37	$8,000,000	$8,920,400
Massachusetts State Department of Transportation Highway Revenue Tolls, Series C (D)	1.483 (Z	)	01-01-20	1,000,000	940,760
Massachusetts Water Pollution Abatement Trust Series 9	5.250		08-01-18	60,000	60,257
Massachusetts Water Pollution Abatement Trust 2012 Pooled Loan Program, Series 7	5.125		02-01-31	105,000	105,401
Massachusetts Water Pollution Abatement Trust Water Revenue, Series 14	5.000		08-01-32	1,000,000	1,125,730
Massachusetts Water Resources Authority Water Revenue, Series A	5.000		08-01-40	11,575,000	13,164,711
Massachusetts Water Resources Authority Water Revenue, Series B	5.000		08-01-39	1,000,000	1,116,990
Massachusetts Water Resources Authority Water Revenue, Series B (D)	5.250		08-01-29	2,500,000	3,208,025
Metropolitan Boston Transit Parking Corp.	5.000		07-01-41	2,000,000	2,262,940
Metropolitan Boston Transit Parking Corp.	5.250		07-01-36	3,475,000	4,048,132
Michigan 0.8%					4,593,278
Detroit Water Supply System Water Revenue, Series B (D)	7.000		07-01-36	1,000,000	1,144,900
Michigan Finance Authority Local Government Loan Program (D)	5.000		07-01-36	250,000	272,753
Michigan Finance Authority Local Government Loan Program Series F1	4.500		10-01-29	1,500,000	1,553,025
Michigan Finance Authority McLaren Healthcare Hospital, Series A	5.000		05-15-38	1,460,000	1,622,600
Minnesota 0.2%					1,446,902
Woodbury Housing & Redevelopment Authority	5.125		12-01-44	1,420,000	1,446,902
Nebraska 1.8%					10,636,145
Central Plains Energy Project Revenue Natural Gas Revenue, Series A	5.250		12-01-20	4,970,000	5,714,904
Omaha Public Power District Electric, Power & Light Revenues, Escrowed to Maturity, Series B	6.200		02-01-17	495,000	512,761
Omaha Public Power District Electric, Power & Light Revenues, Series B	5.000		02-01-36	4,000,000	4,408,480
New Jersey 2.7%					15,490,349
Casino Reinvestment Development Authority Luxury Tax Revenue	5.250		11-01-39	4,520,000	4,558,239
New Jersey Economic Development Authority Series WW	5.250		06-15-40	1,500,000	1,574,580
New Jersey State Turnpike Authority Highway Revenue Tolls, Series I	5.000		01-01-35	4,250,000	4,714,270
New Jersey Transportation Trust Fund Authority (C)	5.000		06-15-45	2,250,000	2,294,415

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       17

	Rate (%)		Maturity date	Par value	Value
New Jersey (continued)
Tobacco Settlement Financing Corp., Series 1A	4.500		06-01-23	$2,315,000	$2,348,845
New York 22.2%					128,656,202
Brooklyn Arena Local Development Corp. Barclays Center Project	6.250		07-15-40	1,000,000	1,134,320
Brooklyn Arena Local Development Corp. Barclays Center Project	6.375		07-15-43	1,000,000	1,139,740
City of New York Refunded, Series E-1, GO	6.250		10-15-28	480,000	551,654
City of New York, Series D-1, GO	5.000		10-01-36	1,000,000	1,154,310
City of New York, Series E-1, GO	6.250		10-15-28	20,000	22,924
Hudson Yards Infrastructure Corp. Series A	5.750		02-15-47	4,500,000	5,135,040
Long Island Power Authority Electric, Power & Light Revenues, Series A	5.750		04-01-39	1,500,000	1,679,220
Long Island Power Authority Electric, Power & Light Revenues, Series A	6.000		05-01-33	1,000,000	1,170,370
Long Island Power Authority Electric, Power & Light Revenues, Series C (D)	5.250		09-01-29	2,000,000	2,438,180
Metropolitan Transportation Authority Transit Revenue, Series A	5.250		11-15-28	1,000,000	1,117,350
Metropolitan Transportation Authority Transit Revenue, Series B	5.000		11-15-34	1,000,000	1,130,270
Monroe County Industrial Development Corp., Series A	5.000		07-01-41	1,000,000	1,109,600
Monroe Newpower Corp. Electric, Power & Light Revenues	5.100		01-01-16	180,000	180,221
New York City Industrial Development Agency Polytechnic University Project (D)	5.250		11-01-27	1,000,000	1,077,850
New York City Industrial Development Agency Terminal One Group Association Project AMT (P)	5.500		01-01-21	1,000,000	1,004,290
New York City Industrial Development Agency Terminal One Group Association Project AMT (P)	5.500		01-01-24	1,500,000	1,506,150
New York City Municipal Water Finance Authority Water Revenue, Series 2009-EE	5.250		06-15-40	3,000,000	3,371,370
New York City Municipal Water Finance Authority Water Revenue, Series A	5.750		06-15-40	1,000,000	1,113,590
New York City Municipal Water Finance Authority Water Revenue, Series D	1.650 (Z	)	06-15-20	2,000,000	1,854,720
New York City Municipal Water Finance Authority Water Revenue, Series FF-2	5.000		06-15-40	1,000,000	1,115,220
New York City Municipal Water Finance Authority Water Revenue, Series GG-1	5.000		06-15-39	9,000,000	10,043,550
New York City Transitional Finance Authority Government Fund/Grant Revenue, Series S-4	5.500		01-15-39	4,725,000	5,332,919
New York City Transitional Finance Authority Income Tax Revenue, Series S-3	5.250		01-15-39	3,000,000	3,323,130
New York City Transitional Finance Authority Income Tax Revenue, Series S-3	5.375		01-15-34	3,000,000	3,348,120

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       18

	Rate (%)		Maturity date	Par value	Value
New York (continued)
New York Liberty Development Corp. 1 World Trade Center Project	5.000		12-15-41	$8,500,000	$9,557,825
New York Liberty Development Corp. 4 World Trade Center Project	5.000		11-15-31	5,000,000	5,684,950
New York Liberty Development Corp. 7 World Trade Center, Class 2	5.000		09-15-43	1,000,000	1,104,190
New York Liberty Development Corp. Bank of America Tower, Class 2	5.625		07-15-47	1,000,000	1,134,750
New York Liberty Development Corp. Goldman Sachs Headquarters	5.250		10-01-35	3,000,000	3,574,110
New York Liberty Development Corp. World Trade Center, Class 1-3 (S)	5.000		11-15-44	2,500,000	2,555,000
New York Local Government Assistance Corp. Sales Tax Revenue, Series C	5.500		04-01-17	1,005,000	1,047,341
New York State Dormitory Authority Fordham University	5.000		07-01-44	1,350,000	1,512,837
New York State Dormitory Authority General Purpose, Series E	5.000		02-15-35	1,000,000	1,129,390
New York State Dormitory Authority Mount Sinai School of Medicine	5.125		07-01-39	1,000,000	1,143,040
New York State Dormitory Authority North Shore Long Island Jewish Group, Series A	5.000		05-01-41	1,000,000	1,090,960
New York State Dormitory Authority Orange Regional Medical Center (S)	5.000		12-01-40	1,000,000	1,050,150
New York State Dormitory Authority Rockefeller University, Series A	5.000		07-01-41	1,000,000	1,138,130
New York State Dormitory Authority Series A	5.000		02-15-39	2,500,000	2,770,650
New York State Dormitory Authority Series A	5.000		03-15-43	1,000,000	1,123,800
New York State Dormitory Authority State University Dormitory, Series A	5.000		07-01-35	7,250,000	8,281,168
New York State Dormitory Authority State University Educational Facilities, Series A	5.500		05-15-19	3,000,000	3,337,440
New York State Environmental Facilities Corp. Water Revenue, Series A	5.000		06-15-34	1,000,000	1,126,250
Niagara Area Development Corp. Covanta Energy Project, Series A AMT (S)	5.250		11-01-42	500,000	503,365
Oneida County Industrial Development Agency Hamilton College Project, Series A (D)	4.333 (Z	)	07-01-29	5,330,000	2,970,516
Onondaga Civic Development Corp. St. Joseph's Hospital Health Center Project, Series A	5.125		07-01-31	1,000,000	1,053,600
Port Authority of New York & New Jersey 144th Project	5.000		10-01-29	2,500,000	2,596,750
Port Authority of New York & New Jersey 5th Installment Special Project AMT	6.750		10-01-19	5,700,000	5,699,373

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       19

	Rate (%)		Maturity date	Par value	Value
New York (continued)
Port Authority of New York & New Jersey Consolidated-One Hundred Eighty-Four	5.000		09-01-36	$1,000,000	$1,153,740
Port Authority of New York & New Jersey Consolidated-One Hundred Eighty-Four	5.000		09-01-39	1,000,000	1,152,080
Port Authority of New York & New Jersey JFK International Airport Terminal	6.000		12-01-36	1,000,000	1,166,700
Port Authority of New York & New Jersey JFK International Airport Terminal	6.000		12-01-42	2,265,000	2,642,576
Triborough Bridge & Tunnel Authority Highway Revenue Tolls	5.000		11-15-33	4,025,000	4,382,340
Triborough Bridge & Tunnel Authority Highway Revenue Tolls, Escrowed to Maturity, Series Y	6.125		01-01-21	1,500,000	1,755,540
Upper Mohawk Valley Regional Water Finance Authority Water Revenue (D)	2.175 (Z	)	04-01-22	2,230,000	1,941,973
Westchester Tobacco Asset Securitization Corp. Public Improvements, Prerefunded to 7-15-17	6.950		07-15-39	2,000,000	2,221,560
Ohio 1.0%					5,672,700
Northeast Ohio Regional Sewer District	5.000		11-15-49	5,000,000	5,672,700
Oklahoma 0.8%					4,557,280
Grand River Dam Authority, Series A	5.250		06-01-40	4,000,000	4,557,280
Oregon 0.7%					3,870,742
Clackamas County School District No. 12, Series B, GO (D)	5.000		06-15-28	3,630,000	3,870,742
Pennsylvania 1.8%					10,622,870
Allegheny County Redevelopment Authority Pittsburgh Mills Project	5.600		07-01-23	920,000	928,979
City of Philadelphia, Series A, GO	5.000		07-15-38	2,000,000	2,214,960
Cumberland County Municipal Authority Diakon Lutheran Ministries Project	4.000		01-01-33	1,250,000	1,237,750
Pennsylvania Turnpike Commission Series C	5.000		12-01-44	1,630,000	1,806,790
The School District of Philadelphia 2015, Series E, GO	6.000		09-01-38	3,925,000	4,349,253
The School District of Philadelphia Prerefunded 2014, Series E, GO	6.000		09-01-38	65,000	73,789
The School District of Philadelphia Prerefunded 2015, Series E, GO	6.000		09-01-38	10,000	11,349
Puerto Rico 0.5%					2,937,821
Puerto Rico Highway & Transportation Authority Prerefunded, Series AA (D)	5.500		07-01-19	1,640,000	1,891,166
Puerto Rico Sales Tax Financing Corp., Series C	5.375		08-01-38	2,000,000	837,800

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       20

	Rate (%)		Maturity date	Par value	Value
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp., Series C	5.000		08-01-35	$500,000	$208,855
Rhode Island 0.4%					2,301,254
Tobacco Settlement Financing Corp. Series B	4.500		06-01-45	2,320,000	2,301,254
South Carolina 1.4%					8,360,376
South Carolina State Public Service Authority Prerefunded, Series A	5.500		01-01-38	475,000	540,104
South Carolina State Public Service Authority Santee Cooper, Series E	5.000		01-01-40	1,500,000	1,673,820
South Carolina State Public Service Authority Series A	5.500		01-01-38	5,525,000	6,146,452
Texas 12.0%					69,271,196
Board of Managers Joint Guadalupe County City of Seguin Hospital (C)	5.000		12-01-40	2,000,000	2,020,380
Central Texas Regional Mobility Authority Series A	5.000		01-01-40	500,000	545,295
Central Texas Regional Mobility Authority Series A	5.000		01-01-45	500,000	541,540
Central Texas Turnpike System Series C	5.000		08-15-42	2,000,000	2,176,420
City of Austin Electric Utility Revenue (D)	5.000		11-15-37	5,000,000	5,637,100
City of Dallas Waterworks & Sewer System	5.000		10-01-35	5,000,000	5,709,700
City of Dallas Waterworks & Sewer System	5.000		10-01-36	5,000,000	5,787,150
City of San Antonio Electric & Gas, Series A	5.000		02-01-34	4,330,000	4,753,128
City Public Service Board of San Antonio Junior Lien	5.000		02-01-48	5,000,000	5,468,350
Dallas/Fort Worth International Airport Series D-AMT	5.000		11-01-38	2,500,000	2,715,575
Dallas/Fort Worth International Airport, Series D	5.250		11-01-32	5,000,000	5,806,750
Grand Parkway Transportation Corp., Series B	5.000		04-01-53	4,000,000	4,393,240
Houston Independent School District Public Financing Corp. Cesar Chavez Project, Series A (D)	0.618 (Z	)	09-15-16	570,000	567,179
Lower Colorado River Authority	5.625		05-15-39	3,805,000	4,249,919
Lower Colorado River Authority Electric, Power & Light Revenues	5.000		05-15-40	5,000,000	5,566,800
Lower Colorado River Authority Prerefunded to 5-15-19	5.625		05-15-39	195,000	224,202
Lower Colorado River Authority Transmission Services Corp., Series A	5.000		05-15-41	2,500,000	2,744,700

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       21

	Rate (%)	Maturity date	Par value	Value
Texas (continued)
North Texas Tollway Authority Highway Revenue Tolls, Series K-2	6.000	01-01-38	$3,250,000	$3,649,588
Texas Municipal Power Agency Revenue	5.000	09-01-40	6,000,000	6,714,180
Virgin Islands 0.5%				2,782,755
Virgin Islands Public Finance Authority, Series A	6.750	10-01-37	2,000,000	2,250,900
Virgin Islands Public Finance Authority, Series A-1	5.000	10-01-39	500,000	531,855
Virginia 0.2%				1,082,300
Alexandria Industrial Development Authority Goodwin House	5.000	10-01-45	1,000,000	1,082,300
Washington 0.4%				2,072,904
Energy Northwest Series A	5.000	07-01-40	450,000	513,279
Washington Public Power Supply Systems Electric, Power & Light Revenues, Series B	7.125	07-01-16	1,500,000	1,559,625
Wisconsin 0.2%				1,059,150
Public Finance Authority Rose Villa Project, Series A	5.750	11-15-44	1,000,000	1,059,150
Wyoming 0.6%				3,392,490
Campbell County Solid Waste Facilities Revenue Basin Electric Power Company, Series A	5.750	07-15-39	3,000,000	3,392,490
			Par value	Value
Short-term investments 3.2%				$18,617,000
(Cost $18,617,000)
Repurchase agreement 3.2%				18,617,000
Barclays Tri-Party Repurchase Agreement dated 11-30-15 at 0.100% to be repurchased at $18,110,050 on 12-1-15, collateralized by $6,343,900 U.S. Treasury Notes, 1.500% due 5-31-19 (valued at $6,371,433, including interest) and $13,451,900 U.S. Treasury Inflation Indexed Bonds, 0.750% due 2-15-45 (valued at $12,100,896, including interest)			$18,110,000	18,110,000
Repurchase Agreement with State Street Corp. dated 11-30-15 at 0.000% to be repurchased at $507,000 on 12-1-15, collateralized by $515,000 U.S. Treasury Notes, 1.500% due 12-31-18 (valued at $521,438, including interest)			507,000	507,000
Total investments (Cost $519,397,966)† 100.1%				$579,498,178
Other assets and liabilities, net (0.1%)				($292,047)
Total net assets 100.0%				$579,206,131

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       22

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(C)	Security purchased on a when-issued or delayed delivery basis.
(D)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
Insurance coverage	As a % of total investments
Assured Guaranty Municipal Corp.	4.5
Ambac Financial Group, Inc.	2.9
National Public Finance Guarantee Corp.	2.9
Assured Guaranty Corp.	2.3
Financial Guaranty Insurance Company	0.8
CIFG Holdings, Ltd.	0.4
ACA Financial Guaranty Corp.	0.2
XL Capital Assurance, Inc.	0.2
Total	14.2
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(Z)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
†	At 11-30-15, the aggregate cost of investment securities for federal income tax purposes was $516,003,619. Net unrealized appreciation aggregated $63,494,559, of which $64,982,293 related to appreciated investment securities and $1,487,734 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       23

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 11-30-15 (unaudited)

Assets
Investments, at value (Cost $519,397,966)	$579,498,178
Cash	29,587
Receivable for investments sold	116,543
Receivable for fund shares sold	790,814
Interest receivable	6,721,604
Receivable from affiliates	4,613
Other receivables and prepaid expenses	40,681
Total assets	587,202,020
Liabilities
Payable for delayed delivery securities purchased	6,961,390
Payable for fund shares repurchased	664,753
Distributions payable	230,036
Payable to affiliates
Accounting and legal services fees	6,824
Transfer agent fees	28,196
Distribution and service fees	46,134
Trustees' fees	1,474
Other liabilities and accrued expenses	57,082
Total liabilities	7,995,889
Net assets	$579,206,131
Net assets consist of
Paid-in capital	$546,860,870
Undistributed net investment income	443,489
Accumulated net realized gain (loss) on investments	(28,198,440)
Net unrealized appreciation (depreciation) on investments	60,100,212
Net assets	$579,206,131

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($514,958,478 ÷ 51,373,471 shares)[1]	$10.02
Class B ($7,077,248 ÷ 706,009 shares)[1]	$10.02
Class C ($57,170,405 ÷ 5,704,455 shares)[1]	$10.02
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$10.44

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       24

STATEMENT OF OPERATIONS  For the six months ended 11-30-15 (unaudited)

Investment income
Interest	$13,245,286
Expenses
Investment management fees	1,571,703
Distribution and service fees	959,598
Accounting and legal services fees	52,440
Transfer agent fees	172,175
Trustees' fees	5,291
State registration fees	34,997
Printing and postage	23,919
Professional fees	30,751
Custodian fees	30,062
Registration and filing fees	16,815
Other	17,402
Total expenses	2,915,153
Less expense reductions	(311,401)
Net expenses	2,603,752
Net investment income	10,641,534
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments	(4,495,560)
(4,495,560)
Change in net unrealized appreciation (depreciation) of
Investments	4,105,565
4,105,565
Net realized and unrealized loss	(389,995)
Increase in net assets from operations	$10,251,539

SEE NOTES TO FINANCIAL STATEMENTS
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STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 11-30-15	Year ended 5-31-15
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$10,641,534	$18,352,647
Net realized gain (loss)	(4,495,560)	653,281
Change in net unrealized appreciation (depreciation)	4,105,565	(3,980,727)
Increase in net assets resulting from operations	10,251,539	15,025,201
Distributions to shareholders
From net investment income
Class A	(10,062,666)	(17,350,346)
Class B	(114,594)	(206,226)
Class C	(879,174)	(1,401,595)
Total distributions	(11,056,434)	(18,958,167)
From fund share transactions	(5,094,371)	153,551,947
Total increase (decrease)	(5,899,266)	149,618,981
Net assets
Beginning of period	585,105,397	435,486,416
End of period	$579,206,131	$585,105,397
Undistributed net investment income	$443,489	$858,389

SEE NOTES TO FINANCIAL STATEMENTS
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Financial highlights

Class A Shares Period ended	11-30-15	[1]	5-31-15	5-31-14	5-31-13	5-31-12	5-31-11
Per share operating performance
Net asset value, beginning of period	$10.04		$10.07	$10.31	$10.37	$9.70	$9.97
Net investment income[2]	0.19		0.39	0.41	0.41	0.43	0.44
Net realized and unrealized gain (loss) on investments	(0.02)		(0.02)	(0.24)	(0.06)	0.67	(0.27)
Total from investment operations	0.17		0.37	0.17	0.35	1.10	0.17
Less distributions
From net investment income	(0.19)		(0.40)	(0.41)	(0.41)	(0.43)	(0.44)
Net asset value, end of period	$10.02		$10.04	$10.07	$10.31	$10.37	$9.70
Total return (%)[3,4]	1.76	[5]	3.75	1.88	3.40	11.61	1.79
Ratios and supplemental data
Net assets, end of period (in millions)	$515		$520	$394	$447	$442	$411
Ratios (as a percentage of average net assets):
Expenses before reductions	0.93	[6]	0.93	0.95	0.94	0.95	0.96
Expenses including reductions	0.82	[6]	0.82	0.84	0.84	0.86	0.96
Net investment income	3.76	[6]	3.86	4.24	3.94	4.30	4.54
Portfolio turnover (%)	5		10 [7]	12	11	25	20

1	Six months ended 11-30-15. Unaudited.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.
7	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       27

Class B Shares Period ended	11-30-15	[1]	5-31-15	5-31-14	5-31-13	5-31-12	5-31-11
Per share operating performance
Net asset value, beginning of period	$10.04		$10.07	$10.31	$10.37	$9.70	$9.97
Net investment income[2]	0.15		0.32	0.34	0.33	0.36	0.37
Net realized and unrealized gain (loss) on investments	(0.01)		(0.02)	(0.24)	(0.06)	0.67	(0.27)
Total from investment operations	0.14		0.30	0.10	0.27	1.03	0.10
Less distributions
From net investment income	(0.16)		(0.33)	(0.34)	(0.33)	(0.36)	(0.37)
Net asset value, end of period	$10.02		$10.04	$10.07	$10.31	$10.37	$9.70
Total return (%)[3,4]	1.38	[5]	2.98	1.12	2.63	10.78	1.04
Ratios and supplemental data
Net assets, end of period (in millions)	$7		$8	$6	$8	$7	$7
Ratios (as a percentage of average net assets):
Expenses before reductions	1.68	[6]	1.68	1.70	1.69	1.70	1.71
Expenses including reductions	1.57	[6]	1.57	1.59	1.59	1.61	1.71
Net investment income	3.01	[6]	3.11	3.48	3.18	3.54	3.78
Portfolio turnover (%)	5		10 [7]	12	11	25	20

1	Six months ended 11-30-15. Unaudited.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.
7	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
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Class C Shares Period ended	11-30-15	[1]	5-31-15	5-31-14	5-31-13	5-31-12	5-31-11
Per share operating performance
Net asset value, beginning of period	$10.04		$10.06	$10.30	$10.37	$9.70	$9.97
Net investment income[2]	0.15		0.32	0.34	0.33	0.36	0.37
Net realized and unrealized gain (loss) on investments	(0.01)		(0.01)	(0.24)	(0.07)	0.67	(0.27)
Total from investment operations	0.14		0.31	0.10	0.26	1.03	0.10
Less distributions
From net investment income	(0.16)		(0.33)	(0.34)	(0.33)	(0.36)	(0.37)
Net asset value, end of period	$10.02		$10.04	$10.06	$10.30	$10.37	$9.70
Total return (%)[3,4]	1.38	[5]	3.08	1.12	2.53	10.78	1.04
Ratios and supplemental data
Net assets, end of period (in millions)	$57		$57	$35	$53	$45	$36
Ratios (as a percentage of average net assets):
Expenses before reductions	1.68	[6]	1.68	1.70	1.69	1.70	1.71
Expenses including reductions	1.57	[6]	1.57	1.59	1.59	1.61	1.71
Net investment income	3.01	[6]	3.10	3.48	3.19	3.54	3.78
Portfolio turnover (%)	5		10 [7]	12	11	25	20

1	Six months ended 11-30-15. Unaudited.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.
7	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       29

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Tax-Free Bond Fund (the fund) is a series of John Hancock Municipal Securities Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek as high a level of interest income exempt from federal income tax as is consistent with preservation of capital.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of November 30, 2015, all investments are categorized as Level 2 under the hierarchy described above.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

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Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement, with Citibank, N.A. (Citibank) as the administrative agent, that enables them to participate in a $750 million unsecured committed line of credit. Prior to June 30, 2015, the fund and other affiliated funds had an agreement with Citibank that enabled them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the effective line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended November 30, 2015 were $1,007. For the six months ended November 30, 2015, the fund had no borrowings under either line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

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For federal income tax purposes, as of May 31, 2015, the fund has a capital loss carryforward of $25,161,134 available to offset future net realized capital gains. The following table details the capital loss carryforward available as of May 31, 2015:

Capital loss carryforward expiring at May 31				No expiration date
2016	2017	2018	2019	Short-term	Long-term
$209,653	$5,383,181	$3,499,079	$490,608	$10,615,174	$4,963,439

Availability of a certain amount of the loss carryforward, which was acquired on February 13, 2015 in a merger with John Hancock Massachusetts Tax-Free Income Fund and John Hancock New York Tax-Free Income Fund, may be limited in a given year.

As of May 31, 2015, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to straddle loss deferrals, accretion on debt securities and merger related transactions.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.550% of the first $500 million of the fund's average daily net assets; (b) 0.500% of the next $500 million of the fund's average daily net assets; (c) 0.450% of the next $2 billion of the fund's average daily net assets; and (d) 0.425% of the fund's average daily net assets in excess of $3 billion. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       32

November 30, 2015, this waiver amounted to 0.01% of the fund's average net assets on an annualized basis. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The expense reductions described above amounted to the following for the six months ended November 30, 2015:

Class	Expense reduction	Class	Expense reduction
Class A	$19,657	Class C	$2,126
Class B	277	Total	$22,060

The investment management fees incurred for the six months ended November 30, 2015 were equivalent to a net annual effective rate of 0.54% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended November 30, 2015 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Class	Rule 12b-1 fee
Class A	0.25%
Class B	1.00%
Class C	1.00%

The fund's Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class A, Class B and Class C shares. The current waiver agreement expires on September 30, 2016, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $257,841, $3,631 and $27,869 for Class A, Class B and Class C shares for the six months ended November 30, 2015.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $306,412 for the six months ended November 30, 2015. Of this amount, $43,930 was retained and used for printing prospectus, advertising, sales literature and other purposes, $237,267 was paid as sales commissions to broker-dealers and $25,215 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2015, CDSCs received by the Distributor amounted to $36,704, $8,147 and $2,962 for Class A, Class B and Class C shares, respectively.

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Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended November 30, 2015 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$644,602	$153,419
Class B	36,309	2,164
Class C	278,687	16,592
Total	$959,598	$172,175

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended November 30, 2015 and the year ended May 31, 2015 were as follows:

		Six months ended 11-30-15		Year ended 5-31-15
	Shares	Amount	Shares	Amount
Class A shares
Sold	2,486,332	$24,792,830	5,572,921	$56,618,140
Issued in reorganization (Note 8)	—	—	9,985,023	102,035,949
Distributions reinvested	875,527	8,744,980	1,469,322	14,902,383
Repurchased	(3,797,817)	(37,884,623)	(4,401,658)	(44,587,229)
Net increase (decrease)	(435,958)	($4,346,813)	12,625,608	$128,969,243
Class B shares
Sold	8,212	$82,096	6,693	$67,700
Issued in reorganization (Note 8)	—	—	305,749	3,124,601
Distributions reinvested	9,718	97,064	17,098	173,376
Repurchased	(83,439)	(831,825)	(161,452)	(1,632,831)
Net increase (decrease)	(65,509)	($652,665)	168,088	$1,732,846
Class C shares
Sold	399,223	$3,984,030	1,138,398	$11,538,422
Issued in reorganization (Note 8)	—	—	1,863,754	19,041,977
Distributions reinvested	78,015	779,104	125,357	1,271,424
Repurchased	(487,268)	(4,858,027)	(890,741)	(9,001,965)
Net increase (decrease)	(10,030)	($94,893)	2,236,768	$22,849,858
Total net increase (decrease)	(511,497)	($5,094,371)	15,030,464	$153,551,947

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Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $28,718,748 and $29,440,957, respectively, for the six months ended November 30, 2015.

Note 7 — State or region risk

To the extent that the fund invests heavily in bonds from any given state or region, its performance could be disproportionately affected by factors particular to that state or region. These factors may include economic or political changes, tax-base erosion, possible state constitutional limits on tax increases, detrimental budget deficits and other financial difficulties, and changes in the credit ratings assigned to those states' municipal issuers.

Note 8 — Reorganization

On February 13, 2015, the shareholders of John Hancock Massachusetts Tax-Free Income Fund and John Hancock New York Tax-Free Income Fund (the Acquired funds) voted to approve an Agreement and Plan of Reorganization (the Agreement), which provided for an exchange of shares of the fund (the Acquiring fund), with a value equal to the net assets transferred.

The Agreement provided for: (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired funds in exchange for shares of the Acquiring fund with a value equal to the net assets transferred; (b) the liquidation of the Acquired funds; and (c) the distribution to the Acquired funds' shareholders of such Acquiring fund's shares. The reorganization was intended to consolidate the Acquired funds with a fund with similar objectives and achieve economies of scale. As a result of the reorganization, the Acquiring fund is the legal and accounting survivor.

Based on the opinion of tax counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired funds or their shareholders. Thus, the investments were transferred to the Acquiring fund at the Acquired funds' identified cost. All distributable amounts of net income and realized gains from the Acquired funds were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Acquired funds. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on February 13, 2015. The following outlines the reorganization:

Acquired funds	Net asset value of the acquired funds	Appreciation of the acquired fund's investments	Shares redeemed by the acquired funds	Shares issued by the acquiring funds	Acquiring fund net assets prior to combination	Acquiring fund total net assets after combination
Massachusetts Tax-Free Income Fund	$74,460,007	$7,488,227	5,907,973	7,286,696	$459,598,386	$534,058,393
New York Tax-Free Income Fund	$49,742,520	$5,068,391	4,028,856	4,867,830	$534,058,393	$583,800,913

Because the combined fund has been managed as a single integrated fund since the reorganization was completed, it is not practicable to separate the amounts of net investment income and gains attributable to the Acquired funds that have been included in the Acquiring fund's Statement of operations at May 31, 2015. See Note 5 for capital shares issued in connection with the above referenced reorganizations.

Assuming the acquisition had been completed on June 1, 2014, the combined fund's pro forma results of operations for the year ended May 31, 2015 would be as follows:

Net investment income	$21,510,803
Net realized and unrealized gain (loss)	(3,512,753)
Increase (decrease) in net assets from operations	$17,998,050

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       35

Continuation of Investment Advisory and Subadvisory Agreements

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Municipal Securities Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with John Hancock Asset Management a division of Manulife Asset Management (US) LLC (the Subadvisor) for John Hancock Tax-Free Bond Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-25, 2015 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 21-22, 2015.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23-25, 2015, the Board, including the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of mutual fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       36

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor's risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund; and
(f)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that the fund outperformed its benchmark index for the one- and three-year periods ended December 31, 2014 and underperformed its benchmark index for the five-year period ended December 31, 2014. The Board noted that the

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       37

fund outperformed its peer group average for the one-year period and underperformed its peer group average for the three- and five-year periods ended December 31, 2014. The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the benchmark index for the one- and three-year periods and to the peer group for the one-year period. The Board concluded that the fund's performance has generally been in line with or outperformed the historical performance of the fund's benchmark index.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and total expenses for the fund are higher than the peer group median.

The Board took into account management's discussion of the fund's expenses. The Board also took into account management's discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund's operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable.

Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund's Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       38

(j)	noted that the subadvisory fee for the fund is paid by the Advisor; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund's advisory fee structure and concluded that: (i) the fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management's discussion of the fund's advisory fee structure; and
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       39

regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of the fund's benchmark index;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       40

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       41

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Value

Large Cap Equity

New Opportunities

Select Growth

Small Cap Equity

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios (2010-2055)

Retirement Living Portfolios (2010-2055)

Retirement Living II Portfolios (2010-2055)

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

"As an investment firm,
upholding the proud
tradition of John Hancock
comes down to one thing:
putting shareholders
first. We believe that if
our shareholders are
successful, then we will
be successful."

Andrew G. Arnott

President and Chief Executive Officer
John Hancock Investments

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies.
As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Tax-Free Bond Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF235808	52SA 11/15 1/16

John Hancock

High Yield Municipal Bond Fund

Semiannual report 11/30/15

A message to shareholders

Dear shareholder,

Many bond indexes were down for the last six months, as investors grappled with mixed economic data and uncertainty over the timing of a looming change in policy from the U.S. Federal Reserve (Fed). Against this backdrop, longer-term interest rates were volatile, as were the more rate-sensitive segments of the bond market. High-yield bonds and emerging-market debt, meanwhile, struggled in the face of the precipitous drop in commodity prices, particularly energy prices. Some clarity was achieved on December 16, when the Fed announced its first interest-rate increase in more than nine years.

Market volatility is naturally unnerving, which is why we recommend that investors maintain a regular dialogue with their financial advisors. Your advisor can help put market events into context and determine whether your portfolio is sufficiently diversified and continues to match your long-term financial goals.

Introducing John Hancock Multifactor Exchange-Traded Funds (ETFs)

We believe investors benefit from a combination of active and passive strategies in their portfolios. That's why, for years, we've offered actively managed funds to our shareholders, alongside asset allocation portfolios that employ a mix of active and passive strategies. That same thinking is what led us to team up with Dimensional Fund Advisors LP—a company regarded as one of the pioneers in strategic beta investing*—for the launch of the passively managed John Hancock Multifactor ETFs. Each ETF seeks to track a custom index built upon decades of academic research into the factors that drive higher expected returns: smaller capitalizations, lower valuations, and higher profitability. For nearly 30 years, it's just the kind of time-tested approach we have looked for as a manager of managers. For more information, visit our website at jhinvestments.com/etf.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of November 30, 2015. They are subject to change at any time. All investments entail risks, including the possible loss of principal. There is no guarantee that the funds' investment strategies will be successful. Please see the funds' prospectuses for information about the specific risks involved. For more up-to-date information, you can visit our website at jhinvestments.com.

*	Strategic beta investing ETFs seek to improve upon cap-weighted strategies by tracking a custom index that combines active management insight with the discipline of a rules-based approach.

John Hancock
High Yield Municipal Bond Fund

Table of contents

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
20	Financial statements
23	Financial highlights
26	Notes to financial statements
31	Continuation of investment advisory and subadvisory agreements
36	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks a high level of current income that is largely exempt from federal income tax, consistent with the preservation of capital.

AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/15 (%)

The Barclays High Yield Municipal Bond Index is an unmanaged index of municipal bonds that are non-investment grade, unrated, or below BBB/ Baa, according to S&P and Moody's, respectively.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

High-yield municipal bonds declined modestly

In contrast to investment-grade municipal bonds, which advanced during the period, high-yield municipal bonds declined slightly, primarily because of a sharp decline in Puerto Rico municipal bonds.

Fund advanced and outperformed its benchmark

The fund produced a positive return for the period, outperforming the modestly negative return of its benchmark, the Barclays High Yield Municipal Bond Index.

Higher quality added value

Relative to its benchmark, the fund's exposure to higher-quality municipal securities and only holding a very small position in struggling Puerto Rico municipal bonds contributed to its relative outperformance.

PORTFOLIO COMPOSITION AS OF 11/30/15 (%)

A note about risks

Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor, grantor, or counterparty is unable or unwilling to make principal, interest, or settlement payments. Investments in higher-yielding, lower-rated securities are subject to a higher risk of default. A fund concentrated in one sector or that holds a limited number of securities may fluctuate more than a fund invests in a wider variety of sectors. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value, if at all—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. Hedging, derivatives, and other strategic transactions could produce disproportionate gains or losses and may increase costs. Fund distributions generally depend on income from underlying investments and may vary or cease altogether in the future. Please see the fund's prospectus for additional risks.

SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       3

Discussion of fund performance

An interview with Portfolio Managers Dianne M. Sales, CFA, and Cynthia M. Brown, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Dianne M. Sales, CFA
Portfolio Manager
John Hancock Asset Management

Cynthia M. Brown
Portfolio Manager
John Hancock Asset Management

Can you provide an overview of the municipal bond market over the past six months?

The broad municipal bond market advanced for the six-month period as the Barclays Municipal Bond Index returned 2.37%. The rally in municipal bonds was driven primarily by favorable supply and demand trends. As we mentioned in our last report six months ago, municipal bond issuance picked up in early 2015 as many municipalities refinanced existing bonds ahead of an expected short-term interest-rate increase by the U.S. Federal Reserve (Fed). This refinancing activity continued through August, then slowed markedly over the last three months of the reporting period. As a result, municipal bond issuance for the six-month period was largely unchanged compared with the same period in 2014.

At the same time, investor demand for municipal bonds increased, particularly during the last two months of the period as municipal bond mutual funds experienced inflows in October and November—the first monthly inflows since March. The combination of stable supply and stronger investor demand provided a tailwind for municipal bond performance. However, high-yield municipal bonds underperformed during the period as the fund's benchmark, the Barclays High Yield Municipal Bond Index, declined by 0.18%.

Why did high-yield municipal bonds underperform?

The primary factor was downward pressure on bonds issued by the Commonwealth of Puerto Rico, which made up approximately 25% of the Barclays High Yield Municipal Bond Index. Puerto Rico bonds declined during the reporting period as the Commonwealth continued to face economic and fiscal difficulties. In June, the governor stated that Puerto Rico would be unable to meet all of its debt obligations without restructuring at least some of the debt. As if to underscore the urgency of the situation, the government defaulted on an interest payment in August. While negotiations between the Puerto Rico government and some of its creditors are ongoing, Congress is considering

SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       4

some form of assistance for the Commonwealth. In addition, the Supreme Court will decide in mid-2016 whether Puerto Rico can reinstate legislation allowing some of its public agencies to restructure their debt.

Were there any other municipal credit issues during the past six months?

Besides Puerto Rico, the most significant credit issues were the states of Illinois and Pennsylvania, which are facing budget stalemates as lawmakers wrangle over eliminating deficits. In Illinois, the city of Chicago has also been struggling with its own budget challenges, in part because the lack of a budget at the state level created uncertainties about state funding. As a result, both the state and city saw their credit ratings downgraded during the past six months. Pennsylvania's credit rating was unchanged, but the major credit rating agencies had a negative outlook for the state.

Despite these issues, overall municipal credit quality was stable during the reporting period. Although state tax revenues have not yet returned to pre-2008 levels, they continued to experience positive growth over the past six months. In addition, property assessment levels have been steadily rising, aiding tax revenues for local governments.

Turning to the fund, what factors contributed to the fund's outperformance relative to its benchmark?

The fund's limited exposure to Puerto Rico—just 0.3% of the portfolio as of the end of the reporting period—compared with the benchmark was a contributing factor as Puerto Rico bonds

QUALITY COMPOSITION AS OF 11/30/15 (%)

AAA	2.6
AA	1.0
A	22.1
BBB	31.0
BB	6.5
B	9.9
CCC and below	4.0
Not rated	17.7
Short-term investments and other	5.2

As a percentage of net assets.

Ratings are from Moody's Investors Service, Inc. If not available, we have used Standard & Poor's Ratings Services. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. "Not Rated" securities are those with no ratings available from these agencies. All ratings are as of 11-30-15 and do not reflect subsequent downgrades or upgrades, if any.

SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       5

meaningfully underperformed during the period. As of the end of the reporting period, the fund's lone Puerto Rico holding was a revenue bond issued by COFINA, Puerto Rico's sales tax financing corporation. This position was not directly impacted by the default discussed previously.

The fund's exposure to investment-grade municipal bonds, which are not represented in the index, also aided relative results. The fund typically has a higher average credit quality than many high-yield municipal bond funds, with securities rated BBB and A making up approximately half of the portfolio. As higher-quality bonds outperformed lower-rated securities during the period, this positioning contributed favorably to performance.

Security selection added value, especially among revenue bonds related to transportation and tobacco. Early in the reporting period, we reduced the fund's holdings of industrial development revenue bonds, which are typically backed by corporations. This sector subsequently underperformed, mirroring a similar decline in the corporate high-yield bond market. In particular, corporate-backed municipal securities in the energy and mining sectors struggled. In general, however, the high-yield municipal market did not experience the level of volatility seen in the corporate high-yield market as investor demand and limited supply kept high-yield municipal bonds relatively stable.

What factors detracted from fund performance during the reporting period?

The fund's duration positioning weighed on performance compared with the benchmark index. The

SECTOR COMPOSITION AS OF 11/30/15 (%)

General obligation bonds	**3.6**
Revenue bonds	**91.2**
Health Care	22.0
Development	18.8
Other Revenue	14.6
Transportation	9.7
Airport	8.5
Tobacco	6.3
Pollution	4.5
Education	2.6
Utilities	1.5
Water & Sewer	1.4
Facilities	1.3
Short-term investments and other	**5.2**

As a percentage of net assets.

SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       6

fund's duration, a measure of interest-rate sensitivity, was shorter than that of its benchmark index throughout the six-month period, and this positioning detracted from relative results as the fund did not benefit fully from the broad decline in municipal bond yields.

As we move into 2016, what themes are developing in the municipal bond market?

The Fed will likely remain a key influence across the fixed-income landscape. Barring a dramatic pickup in economic growth or inflation, we anticipate the Fed taking a measured, deliberate approach to its interest-rate policy in the coming year.

Within the municipal bond market, we expect to see a modest increase in new municipal bond issuance in 2016. With budgets in most states on firmer footing, municipal governments are now in a better position to implement many infrastructure projects—from road construction to transportation system improvements to public utility upgrades—that went by the wayside because of spending cutbacks during the last recession.

From a credit perspective, uncertainty about Puerto Rico will likely weigh on the high-yield municipal market in 2016. State and local issuers that are more dependent on oil and gas revenues may be in the headlines as they seek out new sources of revenue to keep budgets in balance.

Finally, the ability of state and local governments to fund pension and retirement benefits remains on the radar of the major credit rating agencies. Underfunded pension plans are already creating budget difficulties in several states—such as New Jersey, Kentucky, and Kansas—and we expect this issue to become more prominent now that state and local governments are required to disclose pension and retirement liabilities on their balance sheets. We believe pension funding will be a long-term issue that could take a decade or more to resolve.

MANAGED BY

Dianne M. Sales, CFA On the fund since 1995 Investing since 1984
Cynthia M. Brown On the fund since 2015 Investing since 1984

The views expressed in this report are exclusively those of Dianne M. Sales, CFA, and Cynthia M. Brown, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED NOVEMBER 30, 2015

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge			SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]	Tax- equivalent subsidized yield (%)[2]
	1-year	5-year	10-year	6-month	5-year	10-year	as of 11-30-15	as of 11-30-15	as of 11-30-15
Class A	-0.84	4.36	3.98	-2.12	23.78	47.80	2.68	2.57	4.73
Class B	-2.46	4.09	3.79	-3.41	22.19	45.07	2.04	1.94	3.60
Class C	1.48	4.43	3.64	0.58	24.19	42.94	2.05	1.94	3.62
Index 1†	2.20	6.77	4.94	-0.18	38.78	61.94	—	—	—
Index 2†	3.10	4.79	4.73	2.37	26.36	58.77	—	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.0% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares sold within one year of purchase are subject to a 1% CDSC.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C
Gross (%)	0.98	1.73	1.73
Net (%)	0.88	1.63	1.63

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the Barclays High Yield Municipal Bond Index; Index 2 is the Barclays Municipal Bond Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock High Yield Municipal Bond Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class B3	11-30-05	14,507	14,507	16,194	15,877
Class C3	11-30-05	14,294	14,294	16,194	15,877

The values shown in the chart for Class A shares with maximum sales charge have been adjusted to reflect the reduction in the Class A shares' maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The Barclays High Yield Municipal Bond Index is an unmanaged index of municipal bonds that are non-investment grade, unrated, or below BBB/ Baa, according to S&P and Moody's, respectively.

The Barclays Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
2	Tax-equivalent yield is based on the maximum federal income tax rate of 43.4%.
3	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on June 1, 2015, with the same investment held until November 30, 2015.

	Account value on 6-1-2015	Ending value on 11-30-2015	Expenses paid during period ended 11-30-2015[1]	Annualized expense ratio
Class A	$1,000.00	$1,019.50	$4.49	0.89%
Class B	1,000.00	1,015.70	8.26	1.64%
Class C	1,000.00	1,015.70	8.26	1.64%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2015, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on June 1, 2015, with the same investment held until November 30, 2015. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value on 6-1-2015	Ending value on 11-30-2015	Expenses paid during period ended 11-30-2015[1]	Annualized expense ratio
Class A	$1,000.00	$1,020.60	$4.50	0.89%
Class B	1,000.00	1,016.80	8.27	1.64%
Class C	1,000.00	1,016.80	8.27	1.64%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       11

Fund's investments

As of 11-30-15 (unaudited)
	Rate (%)		Maturity date	Par value	Value
Municipal bonds 94.8%					$182,745,979
(Cost $164,491,341)
Alabama 1.2%					2,341,520
Birmingham Special Care Facilities Financing Authority Children's Hospital	6.125		06-01-34	$2,000,000	2,341,520
Arizona 4.2%					8,162,375
Industrial Development Authority of the City of Phoenix	5.375		02-01-41	2,500,000	2,504,725
Maricopa County Industrial Development Authority Catholic Healthcare West, Series A	6.000		07-01-39	3,000,000	3,375,510
Maricopa County Pollution Control Corp. El Paso Electric Company Project, Series B	7.250		04-01-40	1,000,000	1,171,860
Maricopa County Pollution Control Corp. Public Service Palo Verde, Series A	6.250		01-01-38	1,000,000	1,110,280
California 6.0%					11,473,808
California Statewide Communities Development Authority	5.000		03-01-35	1,250,000	1,406,850
Foothill-Eastern Transportation Corridor Agency Highway Revenue Tolls, Escrowed to Maturity, Series A	0.908 (Z	)	01-01-18	2,950,000	2,894,039
Foothill-Eastern Transportation Corridor Agency Highway Revenue Tolls, Escrowed to Maturity, Series A	2.249 (Z	)	01-01-26	1,100,000	876,029
Foothill-Eastern Transportation Corridor Agency Highway Revenue Tolls, Series A	5.750		01-15-46	1,000,000	1,157,880
Golden State Tobacco Securitization Corp. Series A-1	4.500		06-01-27	3,405,000	3,345,310
Southern California Public Power Authority Natural Gas Revenue, Series A	5.250		11-01-26	1,500,000	1,793,700
Colorado 3.7%					7,155,448
Colorado Health Facilities Authority Series A (C)	6.125		12-01-45	1,750,000	1,762,338
Public Authority for Colorado Energy Natural Gas Revenue	6.250		11-15-28	2,500,000	3,148,550
Regional Transportation District Denver Transit Partners	6.000		01-15-41	2,000,000	2,244,560
Connecticut 1.3%					2,513,880
Hamden Facility Revenue Whitney Center Project, Series A	7.625		01-01-30	1,000,000	1,053,610
Hamden Facility Revenue Whitney Center Project, Series A	7.750		01-01-43	1,400,000	1,460,270

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       12

	Rate (%)		Maturity date	Par value	Value
District of Columbia 1.9%					$3,654,300
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series C (0.000% steps up to 6.500% on 10-1-16) (D)	0.810 (Z	)	10-01-41	$3,000,000	3,654,300
Florida 6.6%					12,767,360
Bonnet Creek Resort Community Development District	7.250		05-01-18	520,000	520,281
Bonnet Creek Resort Community Development District	7.375		05-01-34	815,000	815,350
Florida Development Finance Corp. Tuscan Isle Obligated Group-Series A (S)	7.000		06-01-45	2,000,000	2,064,060
Heritage Harbor North Community Development District	6.375		05-01-38	1,190,000	1,238,493
Lee County Industrial Development Authority Cypress Cove Healthpark FL, Inc.	5.500		10-01-47	1,000,000	1,055,760
Palm Beach County Health Facilities Authority Sinai Residences Boca Raton Project, Series C	6.000		06-01-21	1,750,000	1,918,263
Palm Beach County Health Facilities Authority Sinai Residences Boca Raton Project, Series C	7.500		06-01-49	1,000,000	1,193,760
Pensacola Airport Revenue AMT	6.000		10-01-28	2,000,000	2,216,900
Village Community Development District No. 8	6.375		05-01-38	740,000	811,284
Village Community Development District No. 8 Phase II	6.125		05-01-39	810,000	933,209
Georgia 1.7%					3,238,350
Marietta Development Authority Life University, Inc. Project	7.000		06-15-30	1,500,000	1,572,915
Municipal Electric Authority of Georgia Electric, Power & Light Revenues, Series D	5.500		01-01-26	1,500,000	1,665,435
Guam 1.3%					2,453,420
Guam Government Series A, GO	7.000		11-15-39	2,000,000	2,453,420
Hawaii 0.6%					1,242,140
Hawaii State Department of Budget & Finance 15 Craigside Place Project, Series A	9.000		11-15-44	1,000,000	1,242,140
Illinois 4.8%					9,233,593
Chicago Midway International Airport Series A AMT	5.000		01-01-41	1,500,000	1,611,285
City of Chicago O'Hare International Airport Revenue	5.750		01-01-43	2,000,000	2,264,100
City of Chicago Series 2015A	5.500		01-01-33	1,000,000	1,056,290
Illinois Sports Facilities Authority Series 2005D-REMK (D)	5.250		06-15-32	750,000	835,043
Illinois Sports Facilities Authority Series 2005D-REMK, GO	5.500		01-01-40	1,250,000	1,309,075

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       13

	Rate (%)		Maturity date	Par value	Value
Illinois (continued)
State of Illinois	5.000		04-01-27	$2,000,000	$2,157,800
Indiana 1.1%					2,109,402
Crown Point Economic Development Revenue Wittenberg Village Project, Series A	8.000		11-15-39	1,250,000	1,399,775
St. Joseph County Holy Cross Village at Notre Dame Project, Series A	6.000		05-15-26	230,000	231,881
St. Joseph County Holy Cross Village at Notre Dame Project, Series A	6.000		05-15-38	475,000	477,746
Iowa 0.6%					1,079,350
Altoona Urban Renewal Tax Increment Revenue Annual Appropriation	6.000		06-01-34	1,000,000	1,079,350
Kansas 0.6%					1,156,285
Wyandotte County-Kansas City Unified Government Sales Tax Revenue, Series B	5.631 (Z	)	06-01-21	1,570,000	1,156,285
Kentucky 1.8%					3,415,920
Kentucky Economic Development Finance Authority Owensboro Medical Health System, Series A	6.500		03-01-45	2,000,000	2,290,980
Owen County Kentucky Waterworks System Revenue American Water Company Project, Series A	6.250		06-01-39	1,000,000	1,124,940
Louisiana 2.3%					4,413,440
Louisiana Local Government Environmental Facilities Westlake Chemical Corp., Series A-2	6.500		11-01-35	2,000,000	2,355,940
St. John Baptist Parish Revenue Marathon Oil Corp., Series A	5.125		06-01-37	2,000,000	2,057,500
Maryland 1.6%					3,166,460
Anne Arundel County Consolidated Special Taxing District Villages at 2 Rivers Project	5.250		07-01-44	1,000,000	1,016,540
Baltimore County East Baltimore Research Park, Series A	7.000		09-01-38	1,000,000	1,067,670
Maryland Health & Higher Educational Facilities Authority Meritus Medical Center	5.000		07-01-40	1,000,000	1,082,250
Massachusetts 1.1%					2,160,720
Massachusetts Development Finance Agency Green Bonds-Boston Medical Center, Series D	5.000		07-01-44	1,000,000	1,078,940
Massachusetts Development Finance Agency North Hill Communities, Inc., Series A (S)	6.500		11-15-43	1,000,000	1,081,780
Michigan 0.5%					1,040,755
Michigan Finance Authority Detroit Water & Sewer, Series C-2 AMT	5.000		07-01-44	500,000	523,080
Michigan Finance Authority Local Government Loan Program, Series F1	4.500		10-01-29	500,000	517,675

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       14

	Rate (%)	Maturity date	Par value	Value
Minnesota 2.7%				$5,147,680
City of Rochester Homestead at Rochester	5.000	12-01-49	$1,000,000	1,016,550
North Oak Senior Housing Revenue Presbyterian Homes North Oaks	6.000	10-01-27	1,000,000	1,042,940
St. Paul Housing & Redevelopment Authority Carondelet Village Project, Series A	6.000	08-01-42	1,000,000	1,038,490
Woodbury Housing & Redevelopment Authority St. Therese of Woodbury	5.125	12-01-44	1,000,000	1,018,950
Woodbury Housing & Redevelopment Authority St. Therese of Woodbury	5.250	12-01-49	1,000,000	1,030,750
Mississippi 0.4%				739,428
Mississippi Business Finance Corp. System Energy Resources, Inc. Project	5.875	04-01-22	725,000	739,428
Missouri 0.5%				919,480
St. Louis Airport Revenue Lambert St. Louis International Airport, Series A-1	6.625	07-01-34	800,000	919,480
Nebraska 1.4%				2,752,075
Central Plains Energy Project	5.000	09-01-32	2,500,000	2,752,075
Nevada 0.6%				1,068,980
Sparks Tourism Improvement District No: 1 Sales Tax Revenue, Series A (S)	6.750	06-15-28	1,000,000	1,068,980
New Hampshire 0.3%				562,715
New Hampshire Health & Education Facilities Authority Rivermead, Series A	6.875	07-01-41	500,000	562,715
New Jersey 3.3%				6,401,770
Casino Reinvestment Development Authority	5.250	11-01-44	1,000,000	1,003,490
New Jersey Economic Development Authority Continental Airlines, Inc. Project AMT	5.250	09-15-29	1,000,000	1,089,280
New Jersey Economic Development Authority Series WW	5.000	06-15-37	1,000,000	1,026,700
New Jersey Economic Development Authority Series WW	5.250	06-15-40	1,000,000	1,049,720
New Jersey State Educational Facilities Authority University of Medical and Dentistry, Series B	7.500	12-01-32	1,000,000	1,212,840
New Jersey Transportation Trust Fund Authority Series AA (C)	5.000	06-15-45	1,000,000	1,019,740
New York 11.6%				22,268,496
Brooklyn Arena Local Development Corp. Barclays Center Project	6.375	07-15-43	2,500,000	2,849,350
Chautauqua County Industrial Development Agency Dunkirk Power Project	5.875	04-01-42	2,350,000	2,479,838
New York City Industrial Development Agency American Airlines-JFK Airport AMT	7.500	08-01-16	385,000	395,049

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       15

	Rate (%)		Maturity date	Par value	Value
New York (continued)
New York Liberty Development Corp. Bank of America Tower, Class 2	5.625		07-15-47	$1,000,000	$1,134,750
New York Liberty Development Corp. Goldman Sachs Headquarters	5.250		10-01-35	2,000,000	2,382,740
New York Liberty Development Corp. World Trade Center, Class 1-3 (S)	5.000		11-15-44	6,350,000	6,489,700
New York State Dormitory Authority Orange Regional Medical Center (S)	5.000		12-01-45	1,000,000	1,033,620
Port Authority of New York & New Jersey 5th Installment Special Project AMT	6.750		10-01-19	300,000	299,967
Port Authority of New York & New Jersey JFK International Airport Terminal	6.000		12-01-42	4,460,000	5,203,482
North Carolina 0.6%					1,174,300
North Carolina Eastern Municipal Power Agency Electric, Power & Light Revenues, Series C	6.750		01-01-24	1,000,000	1,174,300
Ohio 5.5%					10,550,275
Buckeye Ohio Tobacco Settlement Financing Authority, Series A-2	5.125		06-01-24	3,365,000	3,005,719
Buckeye Ohio Tobacco Settlement Financing Authority, Series A-2	5.875		06-01-30	4,500,000	4,005,090
Cleveland Ohio Airport Revenue Continental Airlines, Inc. Project AMT	5.375		09-15-27	2,510,000	2,517,656
Southeastern Ohio Port Authority Hospital Facilities Revenue	5.000		12-01-35	1,000,000	1,021,810
Pennsylvania 1.2%					2,342,170
Cumberland County Municipal Authority Diakon Lutheran Ministries Project	4.000		01-01-33	1,250,000	1,237,750
Pennsylvania Economic Development Financing Authority Philadelphia Biosolids Facility	6.250		01-01-32	1,000,000	1,104,420
Puerto Rico 0.3%					642,950
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A	12.121 (Z	)	08-01-33	5,000,000	642,950
Rhode Island 0.5%					991,920
Tobacco Settlement Financing Corp. Series B	4.500		06-01-45	1,000,000	991,920
Tennessee 2.2%					4,318,883
Tennessee Energy Acquisition Corp. Natural Gas Revenue, Series C	5.000		02-01-25	3,720,000	4,318,883
Texas 14.2%					27,392,153
Board of Managers Joint Guadalupe County City of Seguin Hospital (C)	5.000		12-01-40	1,000,000	1,010,190

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       16

	Rate (%)	Maturity date	Par value	Value
Texas (continued)
Board of Managers Joint Guadalupe County City of Seguin Hospital (C)	5.000	12-01-45	$1,000,000	$1,007,830
Central Texas Regional Mobility Authority SR Lien	6.250	01-01-46	1,000,000	1,152,220
City of Houston TX Airport System Revenue Continental Airlines, Inc. Terminal Projects AMT	6.625	07-15-38	1,000,000	1,152,190
City of Houston TX Airport System Revenue United Airlines, Inc. Terminal E Project AMT	5.000	07-01-29	3,000,000	3,225,120
Dallas/Fort Worth International Airport Series A AMT	5.000	11-01-38	1,000,000	1,074,710
Grand Parkway Transportation Corp. Texas System Toll Revenue, Series A	5.500	04-01-53	1,000,000	1,111,430
Gulf Coast Industrial Development Authority CITGO Petroleum Corp. AMT	8.000	04-01-28	2,100,000	2,103,843
Harris County Health Facilities Development Corp. Memorial Hermann Healthcare., Series B	7.250	12-01-35	1,000,000	1,184,210
Love Field Airport Modernization Corp. Southwest Airlines Co. Project	5.250	11-01-40	1,575,000	1,721,900
North Texas Tollway Authority Highway Revenue Tolls, Series A	6.250	01-01-39	3,000,000	3,391,230
North Texas Tollway Authority Highway Revenue Tolls, Series F	5.750	01-01-38	1,000,000	1,099,560
North Texas Tollway Authority Highway Revenue Tolls, Series K-2	6.000	01-01-38	1,000,000	1,122,950
Tarrant County Cultural Education Facilities Finance Corp. Air Force Retirement Facility	6.375	11-15-44	2,000,000	2,198,360
Texas Municipal Gas Acquisition & Supply Corp. Natural Gas Revenue, Series D	6.250	12-15-26	2,000,000	2,442,540
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners Segments LLC, AMT	7.000	12-31-38	1,000,000	1,239,920
Travis County Health Facilities Development Corp. Westminster Manor	7.000	11-01-30	1,000,000	1,153,950
Virgin Islands 0.6%				1,125,450
Virgin Islands Public Finance Authority, Series A	6.750	10-01-37	1,000,000	1,125,450
Virginia 2.5%				4,894,850
Alexandria Industrial Development Authority Goodwin House	5.000	10-01-45	1,700,000	1,839,910
Tobacco Settlement Financing Corp. Series B1	5.000	06-01-47	1,000,000	773,820
Washington County Industrial Development Authority Mountain States Health Alliance, Series C	7.750	07-01-38	2,000,000	2,281,120
Washington 0.8%				1,530,715
Washington State Housing Finance Commission Heron's Key, Series A (S)	7.000	07-01-45	500,000	515,435

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       17

	Rate (%)	Maturity date	Par value	Value
Washington (continued)
Washington State Housing Finance Commission Heron's Key, Series B (S)	4.375	01-01-21	$1,000,000	$1,015,280
Wisconsin 1.6%				3,014,043
Public Finance Authority Rose Villa Project, Series A	5.750	11-15-44	1,000,000	1,059,150
Public Finance Authority Rose Villa Project, Series A	6.000	11-15-49	1,000,000	1,072,990
Wisconsin Health & Educational Facilities Authority St. John's Community, Inc., Series A	7.625	09-15-39	750,000	881,903
Wyoming 0.5%				1,003,420
Sweetwater County FMC Corp. Project AMT	5.600	12-01-35	1,000,000	1,003,420
Other 0.6%				1,125,700
Centerline Equity Issuer Trust (S)	6.000	05-15-19	1,000,000	1,125,700
			Shares	Value
Escrow certificates 0.0%				$15,198
(Cost $0)
Ohio 0.0%				15,198
Hickory Chase Community Authority (I)			155,399	15,198
			Par value	Value
Short-term investments 6.2%				$11,957,000
(Cost $11,957,000)
Repurchase Agreement 6.2%				11,957,000
Barclays Tri-Party Repurchase Agreement dated 11-30-15 at 0.100% to be repurchased at $11,632,032 on 12-1-15, collateralized by $8,531,900 U.S. Treasury Notes, 1.500% due 5-31-19 (valued at $8,568,928, including interest) and $2,504,600 U.S. Treasury Inflation Indexed Bonds, 2.125% due 2-15-41 (valued at $3,295,814, including interest)			$11,632,000	11,632,000
Repurchase Agreement with State Street Corp. dated 11-30-15 at 0.000% to be repurchased at $325,000 on 12-1-15, collateralized by $330,000 U.S. Treasury Notes, 1.500% due 12-31-18 (valued at $334,125, including interest)			325,000	325,000
Total investments (Cost $176,448,341)† 101.0%				$194,718,177
Other assets and liabilities, net (1.0%)				($1,863,823)
Total net assets 100.0%				$192,854,354

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       18

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(C)	Security purchased on a when-issued or delayed delivery basis.
(D)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
Insurance coverage	As a % of total investments
Assured Guaranty Corp.	1.9
Assured Guaranty Municipal Corp.	0.4
Total	2.3
(I)	Non-income producing security.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(Z)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
†	At 11-30-15, the aggregate cost of investment securities for federal income tax purposes was $174,575,879. Net unrealized appreciation aggregated $20,142,298, of which $21,229,371 related to appreciated investment securities and $1,087,073 to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       19

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 11-30-15 (unaudited)

Assets
Investments, at value (Cost $176,448,341)	$194,718,177
Cash	19,672
Receivable for investments sold	127,522
Receivable for fund shares sold	300,966
Interest receivable	2,878,763
Receivable from affiliates	3,442
Other receivables and prepaid expenses	36,916
Total assets	198,085,458
Liabilities
Payable for delayed delivery securities purchased	4,748,498
Payable for fund shares repurchased	325,709
Distributions payable	75,822
Payable to affiliates
Accounting and legal services fees	2,032
Transfer agent fees	9,453
Distribution and service fees	34,420
Trustees' fees	712
Other liabilities and accrued expenses	34,458
Total liabilities	5,231,104
Net assets	$192,854,354
Net assets consist of
Paid-in capital	$182,258,098
Undistributed net investment income	953,335
Accumulated net realized gain (loss) on investments	(8,626,915)
Net unrealized appreciation (depreciation) on investments	18,269,836
Net assets	$192,854,354

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($144,191,805 ÷ 17,696,344 shares)[1]	$8.15
Class B ($6,431,567 ÷ 789,379 shares)[1]	$8.15
Class C ($42,230,982 ÷ 5,183,182 shares)[1]	$8.15
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$8.49

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       20

STATEMENT OF OPERATIONS  For the six months ended 11-30-15 (unaudited)

Investment income
Interest	$5,091,152
Expenses
Investment management fees	558,625
Distribution and service fees	428,158
Accounting and legal services fees	17,755
Transfer agent fees	58,169
Trustees' fees	1,876
State registration fees	30,456
Printing and postage	8,638
Professional fees	26,418
Custodian fees	10,556
Registration and filing fees	11,562
Other	4,885
Total expenses	1,157,098
Less expense reductions	(105,111)
Net expenses	1,051,987
Net investment income	4,039,165
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments	1,927,569
1,927,569
Change in net unrealized appreciation (depreciation) of
Investments	(2,457,251)
(2,457,251)
Net realized and unrealized loss	(529,682)
Increase in net assets from operations	$3,509,483

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       21

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 11-30-15	Year ended 5-31-15
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$4,039,165	$8,769,662
Net realized gain	1,927,569	5,517,382
Change in net unrealized appreciation (depreciation)	(2,457,251)	(5,130,289)
Increase in net assets resulting from operations	3,509,483	9,156,755
Distributions to shareholders
From net investment income
Class A	(3,373,818)	(7,192,566)
Class B	(127,348)	(301,824)
Class C	(820,429)	(1,758,289)
Total distributions	(4,321,595)	(9,252,679)
From fund share transactions	(11,233,555)	2,512,597
Total increase (decrease)	(12,045,667)	2,416,673
Net assets
Beginning of period	204,900,021	202,483,348
End of period	$192,854,354	$204,900,021
Undistributed net investment income	$953,335	$1,235,765

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       22

Financial highlights

Class A Shares Period ended	11-30-15	[1]	5-31-15	5-31-14	5-31-13	5-31-12	5-31-11
Per share operating performance
Net asset value, beginning of period	$8.18		$8.17	$8.62	$8.48	$7.82	$8.07
Net investment income[2]	0.18		0.37	0.39	0.38	0.39	0.39
Net realized and unrealized gain (loss) on investments	(0.02)		0.03	(0.46)	0.12	0.65	(0.26)
Total from investment operations	0.16		0.40	(0.07)	0.50	1.04	0.13
Less distributions
From net investment income	(0.19)		(0.39)	(0.38)	(0.36)	(0.38)	(0.38)
Net asset value, end of period	$8.15		$8.18	$8.17	$8.62	$8.48	$7.82
Total return (%)[3,4]	1.95	[5]	4.94	(0.53)	5.91	13.56	1.67
Ratios and supplemental data
Net assets, end of period (in millions)	$144		$154	$150	$214	$221	$192
Ratios (as a percentage of average net assets):
Expenses before reductions	1.00	[6]	0.98	1.02	0.97	0.97	0.99
Expenses including reductions	0.89	[6]	0.87	0.91	0.87	0.89	0.99
Net investment income	4.32	[6]	4.47	4.85	4.34	4.81	4.97
Portfolio turnover (%)	13		30	14	25	21	32

1	Six months ended 11-30-15. Unaudited.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       23

Class B Shares Period ended	11-30-15	[1]	5-31-15	5-31-14	5-31-13	5-31-12	5-31-11
Per share operating performance
Net asset value, beginning of period	$8.18		$8.17	$8.62	$8.48	$7.82	$8.07
Net investment income[2]	0.14		0.31	0.33	0.31	0.33	0.33
Net realized and unrealized gain (loss) on investments	(0.01)		0.03	(0.46)	0.12	0.65	(0.26)
Total from investment operations	0.13		0.34	(0.13)	0.43	0.98	0.07
Less distributions
From net investment income	(0.16)		(0.33)	(0.32)	(0.29)	(0.32)	(0.32)
Net asset value, end of period	$8.15		$8.18	$8.17	$8.62	$8.48	$7.82
Total return (%)[3,4]	1.57	[5]	4.16	(1.27)	5.12	12.72	0.91
Ratios and supplemental data
Net assets, end of period (in millions)	$6		$7	$8	$11	$9	$8
Ratios (as a percentage of average net assets):
Expenses before reductions	1.75	[6]	1.73	1.77	1.72	1.72	1.74
Expenses including reductions	1.64	[6]	1.63	1.66	1.62	1.64	1.74
Net investment income	3.58	[6]	3.73	4.11	3.59	4.06	4.22
Portfolio turnover (%)	13		30	14	25	21	32

1	Six months ended 11-30-15. Unaudited.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       24

Class C Shares Period ended	11-30-15	[1]	5-31-15	5-31-14	5-31-13	5-31-12	5-31-11
Per share operating performance
Net asset value, beginning of period	$8.18		$8.17	$8.62	$8.48	$7.82	$8.07
Net investment income[2]	0.14		0.31	0.33	0.31	0.33	0.33
Net realized and unrealized gain (loss) on investments	(0.01)		0.03	(0.46)	0.12	0.65	(0.26)
Total from investment operations	0.13		0.34	(0.13)	0.43	0.98	0.07
Less distributions
From net investment income	(0.16)		(0.33)	(0.32)	(0.29)	(0.32)	(0.32)
Net asset value, end of period	$8.15		$8.18	$8.17	$8.62	$8.48	$7.82
Total return (%)[3,4]	1.57	[5]	4.16	(1.27)	5.12	12.72	0.91
Ratios and supplemental data
Net assets, end of period (in millions)	$42		$44	$44	$64	$64	$51
Ratios (as a percentage of average net assets):
Expenses before reductions	1.75	[6]	1.73	1.77	1.72	1.73	1.74
Expenses including reductions	1.64	[6]	1.63	1.66	1.62	1.64	1.74
Net investment income	3.58	[6]	3.73	4.10	3.59	4.06	4.22
Portfolio turnover (%)	13		30	14	25	21	32

1	Six months ended 11-30-15. Unaudited.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       25

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock High Yield Municipal Bond Fund (the fund) is a series of John Hancock Municipal Securities Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income that is largely exempt from federal income tax, consistent with the preservation of capital.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of November 30, 2015, all investments are categorized as Level 2 under the hierarchy described above, except for escrow certificates valued at $15,198, which are categorized as Level 3.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       26

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement, with Citibank, N.A. (Citibank) as the administrative agent, that enables them to participate in a $750 million unsecured committed line of credit. Prior to June 30, 2015, the fund and other affiliated funds had an agreement with Citibank that enabled them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the effective line of credit, is charged to each participating fund on a pro rata basis and is reflected in Other expenses on the Statement of operations. Commitment fees for the six months ended November 30, 2015 were $704. For the six months ended November 30, 2015, the fund had no borrowings under either line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       27

For federal income tax purposes, as of May 31, 2015, the fund has a capital loss carryforward of $12,647,533 available to offset future net realized capital gains. The following table details the capital loss carryforward available:

Capital loss carryforward expiring at May 31				No expiration date
2016	2017	2018	2019	Short-term
$502,278	$3,292,390	$4,265,466	$487,011	$4,100,388

As of May 31, 2015, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to accretion on debt securities.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis, to the sum of: (a) 0.6250% of the first $75 million of the fund's average daily net assets, (b) 0.5625% of the next $75 million of the fund's average daily net assets, (c) 0.5000% of the next $1.85 billion of the fund's average daily net assets, (d) 0.4800% of the next $2 billion of the fund's average daily net assets; and (e) 0.4500% of the fund's average daily net assets in excess of $4 billion. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended November 30, 2015, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

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The expense reductions described above amounted to $5,576, $252, and $1,620 for Class A, Class B, and Class C shares, respectively, for the six months ended November 30, 2015.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended November 30, 2015 were equivalent to a net annual effective rate of 0.56% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended November 30, 2015 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Class	Rule 12b-1 fee
Class A	0.25%
Class B	1.00%
Class C	1.00%

The fund's Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class A, Class B and Class C shares. The current waiver agreement expires on September 30, 2016, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $73,129, $3,297, and $21,237 for Class A, Class B, and Class C shares, respectively, for the six months ended November 30, 2015.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $159,819 for the six months ended November 30, 2015. Of this amount, $23,402 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $134,629 was paid as sales commissions to broker-dealers and $1,788 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2015, CDSCs received by the Distributor amounted to $102, $2,857 and $726 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to

SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       29

five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended November 30, 2015 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$182,822	$43,560
Class B	32,970	1,964
Class C	212,366	12,645
Total	$428,158	$58,169

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended November 30, 2015 and the year ended May 31, 2015 were as follows:

		Six months ended 11-30-15		Year ended 5-31-15
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,442,756	$11,699,406	4,237,531	$35,007,993
Distributions reinvested	372,604	3,021,746	761,290	6,279,396
Repurchased	(2,958,439)	(23,962,588)	(4,566,033)	(37,608,144)
Net increase (decrease)	(1,143,079)	($9,241,436)	432,788	$3,679,245
Class B shares
Sold	8,997	$72,984	43,244	$360,284
Distributions reinvested	13,115	106,361	30,243	249,396
Repurchased	(83,159)	(673,629)	(218,462)	(1,798,872)
Net decrease	(61,047)	($494,284)	(144,975)	($1,189,192)
Class C shares
Sold	268,695	$2,178,071	856,548	$7,084,008
Distributions reinvested	88,094	714,430	182,125	1,502,165
Repurchased	(541,698)	(4,390,336)	(1,037,569)	(8,563,629)
Net increase (decrease)	(184,909)	($1,497,835)	1,104	$22,544
Total net increase (decrease)	(1,389,035)	($11,233,555)	288,917	$2,512,597

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $23,733,493 and $40,199,234, respectively, for the six months ended November 30, 2015.

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Continuation of Investment Advisory and Subadvisory Agreements

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Municipal Securities Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with John Hancock Asset Management a division of Manulife Asset Management (US) LLC (the Subadvisor) for John Hancock High Yield Municipal Bond Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-25, 2015 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 21-22, 2015.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23-25, 2015, the Board, including the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of mutual fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

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Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor's risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund; and
(f)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that the fund underperformed its benchmark index and peer group average for the one-, three- and five-year periods ended December 31, 2014. The Board took into account management's discussion of the fund's performance,

SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       32

including differences in the fund's investment strategies relative to the Lipper peer group. The Board concluded that the fund's performance is being monitored and reasonably addressed.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and total expenses for the fund are higher than the peer group median.

The Board took into account management's discussion of the fund's expenses. The Board also took into account management's discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund's operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board also noted that the fund's distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fees for the fund's share classes. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable.

Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund's Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor; and

SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       33

(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund's advisory fee structure and concluded that: (i) the fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management's discussion of the fund's advisory fee structure; and
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

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The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund is being monitored and reasonably addressed;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

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More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       36

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Value

Large Cap Equity

New Opportunities

Select Growth

Small Cap Equity

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Real Estate

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios (2010-2055)

Retirement Living Portfolios (2010-2055)

Retirement Living II Portfolios (2010-2055)

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

"As an investment firm,
upholding the proud
tradition of John Hancock
comes down to one thing:
putting shareholders
first. We believe that if
our shareholders are
successful, then we will
be successful."

Andrew G. Arnott

President and Chief Executive Officer
John Hancock Investments

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We build funds based on investor needs, then search the world to find proven portfolio teams with specialized expertise in those strategies.
As a manager of managers, we apply vigorous oversight to ensure that they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock High Yield Municipal Bond Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF235805	59SA 11/15 1/16

ITEM 2.  CODE OF ETHICS.

Not applicable at this time.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6.  SCHEDULE OF INVESTMENTS.

(a)

Not applicable.

(b)

Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)  Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)  There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C.  Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached.  The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating and Governance Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Municipal Securities Trust

By:

/s/ Andrew Arnott

_______________________________

Andrew Arnott

President

Date:   January 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Andrew Arnott

_______________________________

Andrew Arnott

President

Date:   January 15, 2016

By:

/s/ Charles A. Rizzo

_______________________________

Charles A. Rizzo

Chief Financial Officer

Date:    January 15, 2016